REVENUE AND SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2024
REVENUE AND SEGMENT INFORMATION
REVENUE AND SEGMENT INFORMATION

2 REVENUE AND SEGMENT INFORMATION

The Group is organised into business units based on geographical areas and has three reportable segments:

-	North America
-	Europe, Middle East, Africa and Latin America (EMEA and LatAm)
-	Asia Pacific (APAC)

No operating segments have been aggregated to form the above reportable operating segments.

The Group’s Commercial Operations Board, which consists of the Group’s CEO, CFO and other members of the senior leadership, is the Chief Operating Decision Maker (CODM) who monitors the operating results of the Group’s reportable segments separately for the purpose of making decisions about resource allocation and performance assessment. The CODM uses a measure of Adjusted operating profit to assess the performance of the reportable segments. Adjusted operating profit is defined as operating profit less net intangible amortisation and impairment of brands, licences, and patents, restructuring costs, transaction-related costs, separation and admission costs, and disposals and others.  The CODM does not review IFRS operating profit or total assets and liabilities on a segment basis.

The composition of these geographical segments is reviewed on an annual basis. Analysis of revenue and Adjusted operating profit by geographical segment is included below:

	Six months ended 30 June
	2024	2023
Revenue by segment	£m	£m

North America	1,956	2,046
EMEA and LatAm	2,417	2,323
APAC	1,321	1,369
Group revenue	5,694	5,738

	Six months ended 30 June
	2024	2023
Operating profit by segment	£m	£m
Group operating profit	1,151	1,141
Reconciling items between Group operating profit and Group Adjusted operating profit[1]	142	130
Total	1,293	1,271

	Six months ended 30 June
	2024	2023
	£m	£m
North America	416	471
EMEA and LatAm	627	542
APAC	306	318
Corporate and other unallocated	(56)	(60)
Total	1,293	1,271
1.	The reconciling items above include:
a)	Net amortisation and impairment of intangible assets of (£4m) (2023: £23m). In 2024 this includes £17m reversal of impairment relating to Chapstick brand.
b)	Restructuring costs of £132m (2023: £30m). In 2024 these costs include £59m of non-cash items.

The primary products sold by each of the reportable segments consist of Oral Health, Vitamins, Minerals and Supplements, Pain Relief, Respiratory Health, Digestive Health and Other products and the product portfolio is consistent across the reportable segments. Analysis of revenue by product category is included below:

	Six months ended 30 June
	2024	2023
Revenue by product category	£m	£m

Oral Health	1,683	1,589
Vitamins, Minerals and Supplements	857	816
Pain Relief	1,303	1,405
Respiratory Health	788	839
Digestive Health and Other	1,063	1,089
Group revenue	5,694	5,738